Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions [Abstract]
Description of agreement terms	The agreement was effective for a 12-month term from January 1, 2020 to December 31, 2020 and continuing thereafter on an annual or a half-year basis.
Amount of transaction, services fee		$ 48,077